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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                   FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06.30.2008
                                               ----------

Check here if Amendment |_|: Amendment Number: __________
 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Cullen Capital Management, LLC
      ---------------------------------------

Address: 645 Fifth Ave.
         ------------------------
         New York, New York 10022
         ------------------------




Form 13F File Number: 028-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  James P. Cullen
       ---------------
Title: President
       ---------------
Phone: (212) 644-1800
       --------------

Signature, Place, and Date of Signing:

/s/ James P. Cullen          New York, New York               08.13.2008
-------------------          ------------------               ----------
   (Signature)                 (City, State)                    (Date)

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                 0
                                         ---------------------------
Form 13F Information Table Entry Total:                          114
                                         ---------------------------
Form 13F Information Table Value Total:                    4,565,533
                                         ---------------------------
                                               (thousands)

                            Cullen Capital Management
                                    FORM 13F
                                  June 30, 2008

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101   122826  1765000 SH       Sole                                    1765000
AT&T Inc.                      COM              00206R102    92299  2739663 SH       Sole                   355000           2384663
Acer Inc                       COM              6005850        460   233750 SH       Sole                   233750
African Bank Investments       COM              S01035112      418   138500 SH       Sole                   138500
Allied Capital Corp.           COM              01903Q108     8834   636000 SH       Sole                   636000
Altria Group Inc.              COM              02209S103    11000   535000 SH       Sole                   535000
Archer Daniels Midland Co.     COM              039483102    33608   995800 SH       Sole                                     995800
Arrow Electronics Inc.         COM              042735100    34817  1133352 SH       Sole                                    1133352
Ascendas Real Estate Investmen COM              Y0205X103      224   138000 SH       Sole                   138000
Bank of America                COM              060505104    82011  3435750 SH       Sole                   451000           2984750
Berjaya Sports Toto            COM              Y0849N107      764   513900 SH       Sole                   513900
Borg Warner Inc.               COM              099724106    96280  2169450 SH       Sole                                    2169450
Bristol Meyers                 COM              110122108    11634   566700 SH       Sole                   566700
British American Tobacco Malay COM              Y73286117      278    20500 SH       Sole                    20500
Bunge LTD                      COM              G16962105   146329  1358800 SH       Sole                                    1358800
Canadian National              COM              136375102    57210  1189900 SH       Sole                                    1189900
Canadian Pacific Ltd           COM              13645T100    36384   550100 SH       Sole                                     550100
Chevron Corp                   COM              166764100    18042   182000 SH       Sole                   182000
Chubb Corp                     COM              171232101   121998  2489250 SH       Sole                                    2489250
Chunghwa Telecom Co Ltd        COM              6287841        403   156000 SH       Sole                   156000
Comfortdelgro Corp             COM              Y1690R106      441   400000 SH       Sole                   400000
Corio NV                       COM              N2273C104      691     8850 SH       Sole                     8850
Deutsche Lufthansa             COM              D1908N106     1341    62200 SH       Sole                    62200
Devon                          COM              25179M103   190039  1581550 SH       Sole                                    1581550
Digi Swisscom                  COM              Y2070Q106      805   110000 SH       Sole                   110000
Dow Chemical                   COM              260543103    11096   317850 SH       Sole                   317850
Embotelladoras Arca S.A. de C. COM              P3699M104      988   268200 SH       Sole                   268200
Enel SPA                       COM              T3679P115      488    51300 SH       Sole                    51300
Enerplus Resourses Fund        COM              29274D604     1353    29250 SH       Sole                    29250
Ensco Intl                     COM              26874Q100   128155  1587250 SH       Sole                                    1587250
Eurocommercial Properties      COM              N31065142      319     6700 SH       Sole                     6700
FedEx Corp.                    COM              31428X106    83395  1058450 SH       Sole                                    1058450
General Electric               COM              369604103   112061  4198600 SH       Sole                   392700           3805900
General Mills                  COM              370334104   141634  2330650 SH       Sole                                    2330650
Genuine Parts Co.              COM              372460105    10226   257700 SH       Sole                   257700
HCP Inc                        COM              40414L109    14314   450000 SH       Sole                   450000
HJ Heinz CO                    COM              423074103    13941   291350 SH       Sole                   291350
Health Care Reit Incorporated  COM              42217K106    14907   335000 SH       Sole                   335000
Hewlett Packard                COM              428236103   133711  3024450 SH       Sole                                    3024450
Home Depot                     COM              437076102    31291  1336070 SH       Sole                                    1336070
Hopewell Holdings Ltd          COM              Y37129148      881   248000 SH       Sole                   248000
IOI Properties Berhad          COM              Y41762108      167   116400 SH       Sole                   116400
ITT Corporation                COM              450911102   149953  2367800 SH       Sole                                    2367800
JP Morgan Chase                COM              46625H100   113312  3302600 SH       Sole                   317650           2984950
Johnson & Johnson              COM              478160104   166846  2593200 SH       Sole                   205000           2388200
KT&G Corp - LOCAL              COM              Y49904108     1052    12245 SH       Sole                    12245
Kimberly Clark                 COM              494368103   146141  2444650 SH       Sole                   200950           2243700
Kraft Foods Inc.               COM              50075N104   153999  5412982 SH       Sole                   416132           4996850
Kuala Lumpur Kepong            COM              Y47153104      908   168500 SH       Sole                   168500
Lihir Gold LTD                 COM              Y5285N149      645   204890 SH       Sole                   204890
Lilly Eli & Co.                COM              532457108    89052  1929200 SH       Sole                   250000           1679200
Merrill Lynch & Co.            COM              590188108    83313  2627350 SH       Sole                                    2627350
Metlife Inc.                   COM              59156R108   123236  2335350 SH       Sole                                    2335350
Morgan Stanley,Dean Witter,Dis COM              617446448    89107  2470400 SH       Sole                                    2470400
Nestle SA-Registered           COM              H57312466      330     7300 SH       Sole                     7300
Nintendo Corp Ltd              COM              J51699106     1608     2850 SH       Sole                     2850
PT Int'l Nickel Indonesia      COM              Y39128148      613   935000 SH       Sole                   935000
Parkway Holdings               COM              V71793109       39    23000 SH       Sole                    23000
Philip Morris International In COM              718172109    10965   222000 SH       Sole                   222000
Pretoria Portland and Cement   COM              S63820112      114    31070 SH       Sole                    31070
Primaris Retail Real Estate In COM              74157U109      260    14550 SH       Sole                    14550

                            Cullen Capital Management
                                    FORM 13F
                                  June 30, 2008

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
RWE AG                         COM              D6629K109     1623    12900 SH       Sole                    12900
Raffles Medical Group          COM              Y7174H100     1211  1229900 SH       Sole                  1229900
Raytheon Co.(New)              COM              755111507   120411  2139500 SH       Sole                                    2139500
Road King Infrastructure       COM              G76058109      442   395000 SH       Sole                   395000
Rojana Indus Park - Foreign    COM              Y7323X147      413   952000 SH       Sole                   952000
Rotary Engineering LTD         COM              Y7326V106      786  1336500 SH       Sole                  1336500
SBI Holdings                   COM              J6991H100      766     3500 SH       Sole                     3500
Sandvik AB                     COM              W74857165      983    71800 SH       Sole                    71800
Siliconware Precision          COM              827084864      451    61651 SH       Sole                    61651
Singapore Technologies         COM              Y7996W103      940   465000 SH       Sole                   465000
Singapore Telecom - Local      COM              Y79985209     1130   425000 SH       Sole                   425000
Taiwan Semiconductor Manufactu COM              6889106        377   176000 SH       Sole                   176000
Tat Hong Holdings Ltd.         COM              Y8548U124      987   707000 SH       Sole                   707000
Telenor ASA LOCAL              COM              R21882106      342    18200 SH       Sole                    18200
Timberwest Forest Corp         COM              887147205      366    26950 SH       Sole                    26950
Tongaat-Hulett Grp             COM              S85920130      485    45671 SH       Sole                    45671
Tsakos Energy Navigation Ltd A COM              G9108L108     1073    28950 SH       Sole                    28950
UniCredit S.p.A.               COM              T95132105     1068   174600 SH       Sole                   174600
United Overseas Bank Ltd.      COM              V96194127      554    40500 SH       Sole                    40500
United Technologies Corp.      COM              913017109   113370  1837440 SH       Sole                                    1837440
Verizon Communications Inc.    COM              92343V104   111517  3150200 SH       Sole                   372950           2777250
Vermillion Energy Trust Unit   COM              923728109     1467    34050 SH       Sole                    34050
Volvo AB Series B              COM              928856301      338    27550 SH       Sole                    27550
Walt Disney Co                 COM              254687106    91010  2917000 SH       Sole                                    2917000
Weyerhaeuser Co.               COM              962166104    32492   635350 SH       Sole                                     635350
Anglo American PLC (ADR)       ADR              03485P201   146968  4145771 SH       Sole                    37200           4108571
BP PLC (ADR)                   ADR              055622104    12902   185450 SH       Sole                   185450
Barclays PLC (ADR)             ADR              06738E204     1050    45350 SH       Sole                    45350
British American Tobacco PLC ( ADR              110448107      945    13650 SH       Sole                    13650
CPFL Energia S.A. (ADR)        ADR              126153105      670     9800 SH       Sole                     9800
Cemex S.A.B. de C.V. (ADR)     ADR              151290889    73660  2982180 SH       Sole                   292528           2689652
Chunghwa Telecom Co. Ltd. (ADR ADR              17133Q304      896    35300 SH       Sole                    35300
Companhia Energetica de Minas  ADR              204409601    16078   654924 SH       Sole                   654924
Companhia Siderurgica Nacional ADR              20440W105     1501    33800 SH       Sole                    33800
Diageo PLC (ADR)               ADR              25243Q205   114273  1546950 SH       Sole                   182650           1364300
ENI S.p.A. (ADR)               ADR              26874R108     1243    16750 SH       Sole                    16750
France Telecom (ADR)           ADR              35177Q105      255     8600 SH       Sole                     8600
Gazprom OAO (ADR)              ADR              368287207    93545  1612850 SH       Sole                                    1612850
GlaxoSmithKline PLC (ADR)      ADR              37733W105   104209  2356600 SH       Sole                    75800           2280800
HSBC Holdings PLC (ADR)        ADR              404280406     1131    14750 SH       Sole                    14750
ING Groep N.V. (ADR)           ADR              456837103     1147    36350 SH       Sole                    36350
Kookmin Bank (ADR)             ADR              50049M109      641    10950 SH       Sole                    10950
Nestle S.A. (ADR)              ADR              641069406   130987  1158150 SH       Sole                    10900           1147250
Nokia Corp. (ADR)              ADR              654902204    87540  3573050 SH       Sole                    52200           3520850
PetroChina Co. Ltd. (ADR)      ADR              71646E100    13807   107150 SH       Sole                   107150
Petroleo Brasileiro S/A (ADR)  ADR              71654V408   199232  2812820 SH       Sole                    29700           2783120
Sadia S/A (ADR)                ADR              786326108      560    26251 SH       Sole                    26251
Taiwan Semiconductor Man. Co.  ADR              874039100      348    31900 SH       Sole                    31900
Unibanco-Uniao de Bancos Brasi ADR              90458E107     1265     9970 SH       Sole                     9970
Unilever N.V. (ADR)            ADR              904784709   150773  5308900 SH       Sole                   553600           4755300
Vodafone Group PLC (ADR)       ADR              92857W209    15967   542000 SH       Sole                   542000
Volvo AB (Cl B) (ADR)          ADR              928856400      818    67050 SH       Sole                    67050
Ford Motor Cap Tr II           PFD              345395206     8963   323800 SH       Sole                   323800

                            Cullen Capital Management
                                    FORM 13F
                                  June 30, 2008

                                                                                                               VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
REPORT SUMMARY                 114 DATA RECORDS            4565533            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

13fopt.est file is missing. Any options in the portfolio will show incorrect values as per SEC filing requirements. To view correct values, please enter underlying security type and symbol in 13fopt.est for all such options.